RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Trading derivatives - Assets (Details) - Derivatives - Trading securities - Financial assets at fair value through profit or loss, classified as held for trading, category [member] - COP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Notional amount	$ 38,957,370	$ 34,950,958
Central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	$ 4,720,381	$ 5,997,311